Trade payables - Additional information (Details)	Dec. 31, 2023 EUR (€)
Trade payables
Increase in total trade payables	€ 1,200,000
Increase in invoices to be received	2,200,000
Decrease in trade payables	1,100,000
Provision	€ 0